CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Current assets
Cash and cash equivalents	$ 946	$ 2,702
Due from manager	$ 0	$ 207
Other Receivable, after Allowance for Credit Loss, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Inventories	$ 133	$ 57
Prepayments and advances	172	43
Other current assets	39	13
Total current assets	1,290	3,022
Non-current assets
Vessels, net	26,098	9,181
Restricted cash	500	0
Advances for vessel improvements	0	22
Deferred drydocking costs, net	731	340
Deferred issuance costs	176	317
Total non-current assets	27,505	9,860
Total assets	28,795	12,882
Current liabilities
Current portion of long term debt, net of deferred financing costs	2,213	0
Due to manager	$ 173	$ 9
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 394	$ 85
Deferred revenue	135	247
Accrued liabilities	416	372
Distributions payable	0	3,000
Total current liabilities	3,331	3,713
Non-current liabilities
Non-current portion of long term debt, net of deferred financing costs	13,718	0
Total non-current liabilities	13,718	0
Total liabilities	17,049	3,713
Commitments and contingencies
Shareholders' equity
Common shares: authorized 750,000,000 shares with a $0.001 par value, 36,250 shares issued and outstanding as of December 31, 2024 and 5,000 shares issued and outstanding as of December 31, 2023	0	0
Preferred Shares: authorized 250,000,000 shares with a $0.001 par value, 15,000 Series A Preferred Shares, 1,500,000 Series B Preferred Shares, and nil Series C Preferred Shares issued and outstanding as of December 31, 2024 and December 31, 2023	2	2
Additional paid-in capital	11,616	8,590
Retained earnings	128	577
Total shareholders' equity	11,746	9,169
Total shareholders' equity and liabilities	$ 28,795	$ 12,882